December 13, 2018

VIA EDGAR
Securities and Exchange Commission
101 F Street, NE
Washington, D.C. 20549

Re:	Guggenheim Funds Trust (the “Registrant”) File Nos. 002-19458 and 811-01136
Post-Effective Amendment No. 261 to the Registration Statement on Form N-1A (the “Amendment”)

Ladies and Gentlemen:
Pursuant to Rule 497(j) under the Securities Act of 1933, the undersigned hereby certifies, on behalf of the Registrant, that the form of the Registrant’s Prospectus and Statement of Additional Information relating to the Guggenheim Ultra Short Duration Fund do not differ from that contained in the Amendment, which was accepted on the EDGAR system on December 12, 2018.

No fees are required in connection with this filing. If you have any questions concerning this filing, please contact me at (785) 438-3226 or Julien Bourgeois of Dechert LLP at (202) 261-3451.

Sincerely,
By: /s/ Amy J. Lee
Amy J. Lee
President, Chief Executive Officer and
Chief Legal Officer
Guggenheim Funds Trust